Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000022588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Managed Volatility Growth Portfolio (Series NAV/JAIZX)
Accumulated Value	$ 10,000		$ 10,338.2785	$ 12,272.299131	$ 11,467.87594	$ 13,724.610806	$ 13,536.877482	$ 15,276.752446	$ 13,017.217183	$ 14,814.776029	$ 16,587.665462	$ 18,393.880928
C000022590 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Managed Volatility Growth Portfolio (Series II/JAJAX)
Accumulated Value	10,000		10,314.5228	12,207.105605	11,389.564981	13,589.650688	13,371.616566	15,053.273453	12,791.165666	14,523.423858	16,221.900517	17,936.299258
C000022589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Managed Volatility Growth Portfolio (Series I/JELGX)
Accumulated Value	10,000		10,333.8248	12,254.826201	11,452.922335	13,692.718932	13,498.607936	15,229.477198	12,966.672034	14,741.43016	16,502.752304	18,287.719863
C000022594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Managed Volatility Balanced Portfolio (Series I/JELBX)
Accumulated Value	10,000		10,479.2835	11,960.353752	11,376.078152	13,414.885682	13,657.88225	14,991.428586	12,730.822647	14,257.75446	15,591.893892	17,106.847207
C000022595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Managed Volatility Balanced Portfolio (Series II/JAJRX)
Accumulated Value	10,000		10,461.3681	11,907.382023	11,307.677206	13,312.288765	13,518.747853	14,808.759767	12,555.301168	14,035.402935	15,316.907646	16,773.514776
C000022593 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Managed Volatility Balanced Portfolio (Series NAV/JAIYX)
Accumulated Value	10,000		10,491.5319	11,976.313219	11,399.01037	13,453.046494	13,690.708148	15,042.905302	12,789.337286	14,323.689683	15,666.10144	17,212.781013
C000022598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Managed Volatility Moderate Portfolio (Series NAV/JAIVX)
Accumulated Value	10,000		10,525.2365	11,790.144687	11,326.196127	13,234.88364	13,667.630057	14,764.829539	12,565.963421	13,922.127557	15,048.634838	16,454.038132
C000022600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Managed Volatility Moderate Portfolio (Series II/JAIWX)
Accumulated Value	10,000		10,511.8997	11,736.676454	11,252.56038	13,100.863638	13,501.009867	14,548.216237	12,351.716511	13,654.158945	14,721.762477	16,055.180372
C000022599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Managed Volatility Moderate Portfolio (Series I/JELMX)
Accumulated Value	10,000		10,529.4898	11,780.219557	11,310.698173	13,201.868963	13,639.386425	14,716.293591	12,527.346903	13,860.779004	14,992.384645	16,379.56373
C000022604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Managed Volatility Conservative Portfolio (Series I/JELCX)
Accumulated Value	10,000		10,458.2819	11,275.688559	11,030.046556	12,506.015139	12,930.461664	13,380.305701	11,399.93402	12,023.075161	12,455.833969	13,556.837519
C000022605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Managed Volatility Conservative Portfolio (Series II/JAISX)
Accumulated Value	10,000		10,431.3014	11,230.915208	10,962.223536	12,406.571688	12,795.4594	13,218.769152	11,244.575457	11,829.815242	12,235.960363	13,292.322512
C000022603 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Managed Volatility Conservative Portfolio (Series NAV/JAIUX)
Accumulated Value	10,000		10,453.1106	11,283.474556	11,033.911066	12,523.862668	12,953.695411	13,409.686604	11,436.012992	12,064.968204	12,503.712824	13,617.667599
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,195.9929	13,640.252584	13,042.215624	17,148.743195	20,303.902557	26,132.222453	21,399.450923	27,024.858976	33,786.403022	39,827.409517
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,264.7242	10,628.285026	10,629.479539	11,556.037877	12,423.507461	12,231.930516	10,640.540944	11,228.839002	11,369.226102	12,199.284318
Morningstar U S Moderate Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Moderate Target Allocation Index
Accumulated Value	10,000		10,759.6718	12,296.362209	11,846.23186	14,254.986837	16,288.003267	18,302.764445	15,498.667272	18,094.603838	20,438.865257	23,423.893671
Morningstar U S Moderately Aggressive Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Moderately Aggressive Target Allocation Index
Accumulated Value	10,000		10,855.8596	12,813.020732	12,105.029584	14,970.614138	17,333.062831	20,046.217209	16,777.004332	20,041.789746	23,078.835382	27,167.867044
Thirty Bloomberg U S Aggregate Bond Index 21 MSCI EAFE Index 49 Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index
Accumulated Value	10,000		10,733.2947	12,493.598608	11,831.078316	14,474.533649	16,613.02137	18,946.641683	15,898.234843	18,764.110433	21,108.792424	24,712.014107
Fifty Bloomberg U S Aggregate Bond Index 15 MSCI EAFE Index 35 Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index
Accumulated Value	10,000		10,605.0208	11,940.334602	11,497.565264	13,614.157457	15,385.554297	16,835.837571	14,292.759557	16,346.589943	17,849.69436	20,392.610905
Sixty Bloomberg U S Aggregate Bond Index 12 MSCI EAFE Index 28 Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index
Accumulated Value	10,000		10,539.1459	11,669.789582	11,327.484079	13,191.178157	14,778.310109	15,837.378639	13,518.220537	15,217.082078	16,369.241774	18,471.70244
Morningstar U S Moderately Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Moderately Conservative Target Allocation Index
Accumulated Value	10,000		10,576.7153	11,688.038382	11,406.860762	13,219.626413	14,741.228019	15,801.1288	13,580.059879	15,350.29877	16,748.621496	18,817.055817
Morningstar U S Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Conservative Target Allocation Index
Accumulated Value	10,000		10,440.9834	11,176.544416	11,086.063471	12,463.801747	13,618.184108	14,109.51253	12,271.967926	13,508.199096	14,393.541594	15,777.42362
Eighty Bloomberg U S Aggregate Bond Index 6 MSCI EAFE Index 14 Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index
Accumulated Value	$ 10,000		$ 10,404.0627	$ 11,140.900581	$ 10,981.64085	$ 12,361.571217	$ 13,583.6605	$ 13,956.718892	$ 12,032.990915	$ 13,117.607654	$ 13,691.681257	$ 15,068.91967